RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Jinshang Leasing [Member]
Restricted cash pledged with banks as guarantor deposits	$ 0.0	$ 4.5
Minimum
Pledged cash deposit range	10.00%